BACKGROUND AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals) $ in Millions	12 Months Ended
	Jun. 30, 2018 AUD ($)	Jun. 30, 2017 AUD ($)	Jun. 30, 2016 AUD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2015 AUD ($)
Disclosure Of Background And Significant Accounting Policies [Line Items]
Other income	$ 3,100,000	$ 3,000,000
Operating loss	(8,265,737)	(7,542,076)	$ (7,729,551)
Operating cash outflow	(6,245,188)	(5,865,080)	(7,418,526)
Net Assets	16,081,157	23,690,034
Cash and cash equivalents	15,235,556	21,884,957	$ 28,593,538			$ 34,909,574
Threshold limit of additional funds can be raised through issue of ADR				$ 50.0
Amount of funds raised through issue of ADR		48,680,000			$ 44.5
Trade and other receivables	$ 3,152,410	$ 3,035,573
Percentage of refundable tax offset	43.50%	43.50%	45.00%
Amount of annual aggregate turnover	$ 20,000,000